Pensions Benefit Obligations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Domestic Pension Benefits [Member]
Change in Projected Benefit Obligation [Roll Forward]
Benefit Obligation at Beginning of Year	$ 452.2	$ 413.6
Service costs	0	0	0.3
Interest costs	19.8	21.3	21.1
Actuarial losses	25.8	37.9
Benefits paid	(22.9)	(20.6)
Benefit Obligation at End of Year	474.9	452.2	413.6
Accumulated Benefit Obligation	474.9	452.2
Weighted Average Assumptions Used to Determine Benefit Obligations [Abstract]
Discount Rate	4.00%	4.50%
Average rate of increase in employee compensation	4.00%	4.00%
Non-U.S. Pension Benefits [Member]
Change in Projected Benefit Obligation [Roll Forward]
Benefit Obligation at Beginning of Year	709.2	656.3
Business combination	1.2	8.3
Service costs	11.8	13.7	11.4
Interest costs	30.7	32.1	30.7
Settlements and curtailments	(0.4)	(2.7)
Plan participants' contributions	3.4	3.5
Actuarial losses	79.7	26.0
Benefits paid	(24.8)	(21.3)
Currency translation and other	20.2	(6.7)
Benefit Obligation at End of Year	831.0	709.2	656.3
Accumulated Benefit Obligation	788.7	663.0
Weighted Average Assumptions Used to Determine Benefit Obligations [Abstract]
Discount Rate	3.65%	4.37%
Average rate of increase in employee compensation	2.94%	3.08%
SERP Benefits [Member]
Change in Projected Benefit Obligation [Roll Forward]
Benefit Obligation at Beginning of Year	13.9	12.4
Interest costs	0.6	0.6	0.6
Actuarial losses	1.1	1.4
Benefits paid	(0.5)	(0.5)
Benefit Obligation at End of Year	15.1	13.9	12.4
Accumulated Benefit Obligation	15.1	13.9
Weighted Average Assumptions Used to Determine Benefit Obligations [Abstract]
Discount Rate	4.00%	4.50%
Average rate of increase in employee compensation	4.00%	4.00%
Other Postretirement Benefits [Member]
Change in Projected Benefit Obligation [Roll Forward]
Benefit Obligation at Beginning of Year	38.9	34.9
Service costs	0.7	0.6	0.4
Interest costs	1.8	1.9	1.8
Plan participants' contributions	1.3	1.4
Actuarial losses	1.6	3.2
Benefits paid	(2.7)	(2.7)
Currency translation and other	0.4	(0.4)
Benefit Obligation at End of Year	42.0	38.9	34.9
Accumulated Benefit Obligation	$ 42.0
Weighted Average Assumptions Used to Determine Benefit Obligations [Abstract]
Discount Rate	4.20%	4.88%
Initial healthcare cost trend rate	7.14%	7.21%
Ultimate healthcare cost trend rate	5.47%	5.51%
Other Postretirement Benefits [Member] | Minimum [Member]
Weighted Average Assumptions Used to Determine Benefit Obligations [Abstract]
Year that Healthcare Cost Rate Reaches Ultimate Trend Rate	2018
Other Postretirement Benefits [Member] | Maximum [Member]
Weighted Average Assumptions Used to Determine Benefit Obligations [Abstract]
Year that Healthcare Cost Rate Reaches Ultimate Trend Rate	2027